CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 642	$ 525
Restricted cash	44	59
Trade receivables and other current assets	1,321	1,146
Financial instrument assets	106	58
Due from related parties	615	548
Assets held for sale	698	0
Total current assets	3,426	2,336
Financial instrument assets	481	58
Equity-accounted investments	451	455
Property, plant and equipment, at fair value	37,828	37,915
Intangible assets	208	218
Goodwill	723	849
Deferred income tax assets	70	86
Other long-term assets	101	69
Total Assets	43,288	41,986
Current liabilities
Accounts payable and accrued liabilities	621	452
Financial instrument liabilities	270	247
Due to related parties	464	649
Non-recourse borrowings	1,299	1,452
Provisions	16	12
Liabilities directly associated with assets held for sale	217	0
BEPC exchangeable and class B shares	4,364	6,163
Total current liabilities	7,251	8,975
Financial instrument liabilities	578	523
Non-recourse borrowings	12,416	12,060
Deferred income tax liabilities	5,263	5,020
Provisions	341	547
Other long-term liabilities	615	636
Equity
The partnership	5,873	3,667
Total Equity	16,824	14,225
Total Liabilities and Equity	43,288	41,986
Non-controlling interests
Current assets
Cash and cash equivalents	452	348
Property, plant and equipment, at fair value	20,882	20,647
Equity
Non-controlling interests	10,951	10,558
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	10,680	10,297
Total Equity	10,680	10,297
Participating non-controlling interests – in a holding subsidiary held by the partnership
Equity
Non-controlling interests	271	261
Total Equity	$ 271	$ 261